Fixed Assets (Tables)	12 Months Ended
Aug. 31, 2019
Fixed Assets (Tables)
Schedule of Fixed Assets

	August 31, 2019	August 31, 2018
Equipment	$372,000	$228,000
Furniture & fixtures	412,000	329,000
Software	3,737,000	2,797,000
Leasehold improvements	41,000	41,000
	4,562,000	3,395,000
Accumulated depreciation & amortization	(1,202,000)	(363,000)
Fixed assets, net	$3,360,000	$3,032,000

Schedule of capitalized software
	August 31, 2019	August 31, 2018
Software costs capitalized	$3,737,000	$2,797,000
Software costs amortized	(904,000)	(190,000)
Software costs, Net	$2,833,000	$2,607,000

Amortization expense for capitalized software
Amount
2020	814,000
2021	814,000
2022	744,000
2023	458,000
2024	3,000